INVESTMENTS (SCHEDULE OF UNREALIZED LOSS ON INVESTMENTS) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Fair value, less than twelve months	$ 1,411.9	$ 3,570.1
Unrealized losses, less than 12 months	(72.3)	(183.0)
Fair value, twelve months or longer, Fair value	439.2	285.8
Unrealized losses, 12 months or longer	(24.5)	(30.2)
Fair value, total	1,851.1	3,855.9
Unrealized losses, total	(96.8)	(213.2)
US treasury and government [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value, less than twelve months	12.1	23.8
Unrealized losses, less than 12 months	(0.1)	(0.6)
Fair value, twelve months or longer, Fair value	4.6	0
Unrealized losses, 12 months or longer	0	0
Fair value, total	16.7	23.8
Unrealized losses, total	(0.1)	(0.6)
US States and Political Subdivisions Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value, less than twelve months	13.2	473.6
Unrealized losses, less than 12 months	(0.3)	(30.3)
Fair value, twelve months or longer, Fair value	44.5	79.2
Unrealized losses, 12 months or longer	(2.7)	(8.7)
Fair value, total	57.7	552.8
Unrealized losses, total	(3.0)	(39.0)
Corporate debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value, less than twelve months	985.0	2,432.4
Unrealized losses, less than 12 months	(65.9)	(137.7)
Fair value, twelve months or longer, Fair value	297.5	170.3
Unrealized losses, 12 months or longer	(19.2)	(20.8)
Fair value, total	1,282.5	2,602.7
Unrealized losses, total	(85.1)	(158.5)
Asset-backed securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value, less than twelve months	91.2	308.4
Unrealized losses, less than 12 months	(1.3)	(6.5)
Fair value, twelve months or longer, Fair value	60.5	32.5
Unrealized losses, 12 months or longer	(2.1)	(0.7)
Fair value, total	151.7	340.9
Unrealized losses, total	(3.4)	(7.2)
Collateralized debt obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value, less than twelve months	184.2	46.7
Unrealized losses, less than 12 months	(3.4)	(0.5)
Fair value, twelve months or longer, Fair value	0	0
Unrealized losses, 12 months or longer	0	0
Fair value, total	184.2	46.7
Unrealized losses, total	(3.4)	(0.5)
Commercial Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value, less than twelve months	46.7	161.8
Unrealized losses, less than 12 months	(0.5)	(5.8)
Fair value, twelve months or longer, Fair value	0	0
Unrealized losses, 12 months or longer	0	0
Fair value, total	46.7	161.8
Unrealized losses, total	(0.5)	(5.8)
Mortgage pass-through securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value, less than twelve months	0.5	1.6
Unrealized losses, less than 12 months	0	0
Fair value, twelve months or longer, Fair value	0.1	1.6
Unrealized losses, 12 months or longer	0	0
Fair value, total	0.6	3.2
Unrealized losses, total	0	0
Collateralized Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value, less than twelve months	79.0	121.8
Unrealized losses, less than 12 months	(0.8)	(1.6)
Fair value, twelve months or longer, Fair value	32.0	2.2
Unrealized losses, 12 months or longer	(0.5)	0
Fair value, total	111.0	124.0
Unrealized losses, total	(1.3)	(1.6)
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value, less than twelve months	13.2	0.5
Unrealized losses, less than 12 months	(0.6)	0
Fair value, twelve months or longer, Fair value	0.5	0
Unrealized losses, 12 months or longer	0	0
Fair value, total	13.7	0.5
Unrealized losses, total	$ (0.6)	$ 0